SUPPLEMENTARY CASH FLOW DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Net change in non-cash working capital items:
Amounts receivable	$ 80,896	$ 7,473	$ (806)
Prepaid expenses	(1,729)	(19,060)	688
Accounts payable and accrued liabilities	5,543	(28,621)	31,541
Amounts payable to related parties	(8,398)	(73,539)	12,901
Net change in non-cash working capital items	76,312	(113,747)	44,324
Supplementary Cash Flow Disclosures:
Cash paid during the year for: Interest expense
Cash paid during the year for: Income taxes	$ 81,238